Note 4 - Deposits (Details Textual)		1 Months Ended	6 Months Ended
	Jan. 15, 2016 shares	Jan. 31, 2016 shares	Jun. 30, 2016 USD ($) shares	Dec. 31, 2015 USD ($)
Private Placement [Member] | Subsequent Event [Member]
Sale of Stock, Number of Shares Issued in Transaction	26,707,994	218,000
Number of Investors	37	2
Private Placement [Member]
Sale of Stock, Number of Shares Issued in Transaction	26,707,994		218,000
Number of Investors	37		2
Deposits, Purchase of Common Shares, Prospective Private Placement | $			$ 0	$ 60,445